Capital Requirements and Other Regulatory Matters (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Capital [Abstract]
Schedule of Bank's Actual Capital Amounts and Ratios

The Bank’s actual capital amounts and ratios as of June 30, 2024 and December 31, 2023 are presented in the table below:

	Actual		Minimum		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
June 30, 2024
Tier 1 leverage capital:	$166,382	14.52%	$45,836	4.00%	$57,296	5.00%

Common Equity Tier 1 risk-based capital:	$166,382	20.05%	$37,335	4.50%	$53,929	6.50%
Tier 1 risk-based capital:	$166,382	20.05%	$49,780	6.00%	$66,374	8.00%
Total risk-based capital:	$172,155	20.75%	$66,374	8.00%	$82,967	10.00%

December 31, 2023
Tier 1 leverage capital:	$166,340	14.80%	$45,180	4.00%	$56,476	5.00%

Common Equity Tier 1 risk-based capital:	$166,340	22.67%	$33,013	4.50%	$47,685	6.50%
Tier 1 risk-based capital:	$166,340	22.67%	$44,017	6.00%	$58,690	8.00%
Total risk-based capital:	$172,543	23.52%	$58,690	8.00%	$73,362	10.00%